Inventories	12 Months Ended
Dec. 31, 2019
Inventories [Abstract]
Inventories	Inventories:

	December 31, 2019	December 31, 2018
Raw materials and consumables	$12,848	$15,547
Work-in-progress	9,848	10,034
Finished goods	3,222	1,460
Service inventory	4,180	2,270
	$30,098	$29,311

In 2019, the amount of raw materials and consumables, finished goods and work-in-progress recognized as cost of product and service revenues amounted to $47,559,000 (2018 - $39,647,000).
8.  Inventories (cont'd):
In 2019, the write-down of inventories to net realizable value amounted to $2,985,000 (2018 - $1,300,000) and  the reversal of previously recorded write-downs amounted to $609,000 (2018 - $409,000), resulting in a net write-down of $2,376,000 (2018 - $891,000). In addition, $143,000 of inventory write down was charged to program expense (2018 – $nil). Write-downs and reversals are included in either cost of product and service revenues, or research and product development expense, depending on the nature of inventory.